Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,300,000
Previously Paid Amount	0.00
Total Fee Amount	179.53
Total Offset Amount	0.00
Net Fee	179.53
Narrative - Max Aggregate Offering Price	$ 1,300,000
Final Prospectus	true